Income Taxes - Deductible Temporary Differences, Carryforward of Unused Tax Losses and Unused Tax Credit for which Deferred Tax Assets are not Recognized (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deductible temporary differences	¥ 665,917	¥ 560,738
Carryforward of unused tax losses	391,272	261,294
Carryforward of unused tax credit	¥ 1,242	¥ 3,850